Ordinary shares, share premium, and other equity (Narrative) (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2017 GBP (£) £ / shares shares		Mar. 31, 2017 shares	Dec. 31, 2017 GBP (£) Issuance £ / shares shares		Dec. 31, 2016 GBP (£) Issuance £ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 € / shares	May 10, 2017 £ / shares shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 GBP (£) shares		Dec. 31, 2014 GBP (£)		Apr. 25, 2008 GBP (£) shares	Apr. 25, 2008 USD ($) $ / shares shares	Sep. 13, 2007 GBP (£) shares	Sep. 13, 2007 USD ($) $ / shares shares	Jun. 22, 2005 GBP (£) £ / shares shares	Jun. 08, 2005 GBP (£) shares	Jun. 08, 2005 USD ($) $ / shares shares	Mar. 15, 2005 EUR (€) € / shares shares	Mar. 15, 2005 GBP (£) shares	Dec. 31, 2004 GBP (£) shares
Equity	£ 66,016,000,000			£ 66,016,000,000		£ 71,365,000,000							£ 65,864,000,000		£ 65,958,000,000
Barclays Bank PLC [member]
Equity	65,734,000,000			65,734,000,000		£ 70,955,000,000							66,019,000,000		66,045,000,000
Barclays Bank PLC [member] | 6% Callable Perpetual Core Tier One Notes
Notional amount	£ 13,000,000			£ 13,000,000
Interest rate	6.00%			6.00%				6.00%
Barclays Bank PLC [member] | 6.86% Callable Perpetual Core Tier One Notes
Notional amount | $								$ 569,000
Interest rate	6.86%			6.86%				6.86%
Barclays Bank PLC [member] | 5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Notional amount	£ 35,000,000			£ 35,000,000
Interest rate	5.3304%			5.3304%				5.3304%
Barclays Bank PLC [member] | 6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Notional amount	£ 33,000,000			£ 33,000,000
Interest rate	6.3688%			6.3688%				6.3688%
Barclays Bank PLC [member] | 14% Step-up Callable Perpetual Reserve Capital Instruments
Notional amount	£ 3,000,000,000			£ 3,000,000,000
Interest rate	14.00%			14.00%				14.00%
Ordinary shares [member]
Par value per share | £ / shares	£ 0.25			£ 0.25
Ordinary shares [member] | Barclays Bank PLC [member]
Par value per share | £ / shares	£ 1			£ 1		£ 1
Number of shares issued | shares	2,342,000,000			2,342,000,000		2,342,000,000		2,342,000,000
Percentage of issued share capital	60.00%			60.00%		60.00%		60.00%
Preference shares [member] | Barclays Bank PLC [member]
Percentage of issued share capital	40.00%			40.00%		40.00%		40.00%
Rights, preferences and restrictions attaching to class of share capital				Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares. Except as described above, the holders of the preference shares have no right to participate in the surplus assets of Barclays Bank PLC.
Preference shares [member] | Barclays Bank PLC [member] | 6% Callable Perpetual Core Tier One Notes
Rights, preferences and restrictions attaching to class of share capital				for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).
Preference shares [member] | Barclays Bank PLC [member] | 6.86% Callable Perpetual Core Tier One Notes
Rights, preferences and restrictions attaching to class of share capital				for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).
Preference shares [member] | Barclays Bank PLC [member] | 5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital				for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).
Preference shares [member] | Barclays Bank PLC [member] | 6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital				for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).
Preference shares [member] | Barclays Bank PLC [member] | 14% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital				for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).
Sterling 1 Preference Shares [member] | Barclays Bank PLC [member]
Par value per share | £ / shares	£ 1			£ 1		£ 1
Description of interest rate				The £1 Preference Shares entitle the holders thereof to receive Sterling cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a rate reset semi-annually equal to the Sterling interbank offered rate for six-month sterling deposits.
Number of shares issued | shares	1,000			1,000		1,000		1,000																		1,000
Share premium																										£ 0
Rights, preferences and restrictions attaching to class of share capital				Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.
Description of redemption terms				The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.
6.0% GBP 100 [member] | Barclays Bank PLC [member]
Par value per share | £ / shares																					£ 100
Notional amount																					£ 7,500,000
Description of interest rate				The 6.0% Preference Shares entitle the holders thereof to receive Sterling non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 6.0% per annum on the amount of £10,000 per preference share until 15 December 2017, and thereafter quarterly at a rate reset quarterly equal to 1.42% per annum above the London interbank offered rate for three-month Sterling deposits.
Number of shares issued | shares																					75,000
Interest rate																					6.00%
Redemption of preference shares, shares | shares			20,930
Issued capital																					£ 743,700,000
Euro Preference Shares [member] | Barclays Bank PLC [member]
Par value per share | € / shares											€ 100													€ 100
Notional amount | €																								€ 14.0
Description of interest rate				The 4.75% Preference Shares entitle the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and thereafter quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits.
Number of shares issued | shares	31,856			31,856		31,856		31,856																140,000	140,000
Rights, preferences and restrictions attaching to class of share capital				No redemption or purchase of any 4.75% Preference Shares, the 6.278% Preference Shares and the 8.125% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Interest rate																								4.75%	4.75%
Issued capital																								€ 1,383.3	£ 966,700,000
Liquidating distributions subject to the ranking of reserve capital instruments | € / shares									€ 10,000
Description of redemption terms				The 4.75% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 March 2020, and on each dividend payment date thereafter at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
US Dollar Preference Shares 100 par value [Member] | Barclays Bank PLC [member]
Par value per share | $ / shares								$ 100				$ 100
Number of shares issued | shares	58,133			58,133		58,133		58,133
6.278% USD 100 [member] | Barclays Bank PLC [member]
Par value per share | $ / shares																							$ 100
Notional amount | $																							$ 10,000
Description of interest rate				The 6.278% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits.
Number of shares issued | shares																						100,000	100,000
Rights, preferences and restrictions attaching to class of share capital				No redemption or purchase of any 4.75% Preference Shares, the 6.278% Preference Shares and the 8.125% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Interest rate																						6.278%	6.278%
Issued capital																						£ 548,100,000	$ 995,400
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares								$ 10,000
Description of redemption terms				The 6.278% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
US Dollar Preference Shares Point Twenty-five Par Value [Member] | Barclays Bank PLC [member]
Par value per share | $ / shares								$ 0.25				$ 0.25
Number of shares issued | shares	106,000,000			106,000,000		161,000,000		106,000,000
Redemption of preference shares, shares | shares	55,000,000
7.1% USD 0.25 [member] | Barclays Bank PLC [member]
Par value per share | $ / shares																				$ 0.25
Notional amount | $																				$ 13,750
Description of interest rate				The 7.1% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 7.1% per annum on the amount of $25 per preference share.
Number of shares issued | shares																			55,000,000	55,000,000
Interest rate																			7.10%	7.10%
Issued capital																			£ 657,000,000	$ 1,335,000
8.125% USD 0.25 [member] | Barclays Bank PLC [member]
Par value per share | $ / shares																		$ 0.25
Notional amount | $																		$ 26,500
Description of interest rate				The 8.125% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 8.125% per annum on the amount of $25 per preference share.
Number of shares issued | shares																	106,000,000	106,000,000
Rights, preferences and restrictions attaching to class of share capital				No redemption or purchase of any 4.75% Preference Shares, the 6.278% Preference Shares and the 8.125% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Interest rate																	8.125%	8.125%
Issued capital																	£ 1,345,000,000	$ 2,650,000
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares								$ 0.25
Description of redemption terms				The 8.125% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole or in part, on any dividend payment date at $25 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
6.625% USD 0.25 [member] | Barclays Bank PLC [member]
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares								$ 25
Called up share capital [member]
Equity	£ 4,265,000,000			£ 4,265,000,000		£ 4,241,000,000							£ 4,201,000,000
Called up share capital [member] | Ordinary shares [member]
Number of shares outstanding | shares	17,060,000,000			17,060,000,000		16,963,000,000		17,060,000,000					16,805,000,000
Par value per share | £ / shares	£ 0.25			£ 0.25
Called up share capital [member] | Ordinary shares [member] | Barclays Bank PLC [member]
Equity	£ 2,342,000,000			£ 2,342,000,000		£ 2,342,000,000							£ 2,342,000,000
Called up share capital [member] | Preference shares [member] | Barclays Bank PLC [member]
Equity	19,000,000			19,000,000		28,000,000							38,000,000
Other equity interest [member]
Equity	8,941,000,000	[1]		£ 8,941,000,000	[1]	£ 6,449,000,000	[1]						5,305,000,000	[1]	4,322,000,000
Number of convertible instruments issued | Issuance				2		1
Notional amount	2,500,000,000			£ 2,500,000,000		£ 1,100,000,000
Other equity interest [member] | Barclays Bank PLC [member]
Equity	8,982,000,000	[2]		£ 8,982,000,000	[2]	£ 6,486,000,000							£ 5,350,000,000	[2]	£ 4,350,000,000	[2]
Other equity interest [member] | AT1 Securities [member]
Description of interest rate				After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
Description of arrangement for contingent consideration arrangements and indemnification assets				All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.
Other equity interest [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [Member] | AT1 Securities [member]
Number of convertible instruments issued | Issuance				2
Other equity interest [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [Member] | AT1 Securities [member] | Barclays Bank PLC [member]
Notional amount	£ 2,500,000,000			£ 2,500,000,000
Share repurchase program [Member] | Ordinary shares [member]
Number of shares outstanding | shares										1,696,000,000
Par value per share | £ / shares										£ 0.25

[1]	For further details refer to Note 31 .
[2]	For further details refer to Note l